Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jun. 30, 2021		$ 1,000	$ 1,339,286	$ 140,696	$ 10,203	$ 1,491,185
Balance (in Shares) at Jun. 30, 2021	[1]	10,714,286
Net income loss for the year				(65,911)		(65,911)
Foreign currency translation adjustments					(13,463)	(13,463)
Dividend declared during the year				(207,692)		(207,692)
Balance at Jun. 30, 2022		$ 1,000	1,339,286	(132,907)	(3,260)	1,204,119
Balance (in Shares) at Jun. 30, 2022	[1]	10,714,286
Net income loss for the year				38,678		38,678
Foreign currency translation adjustments					2,931	2,931
Dividend declared during the year				(153,061)		(153,061)
Balance at Jun. 30, 2023		$ 1,000	1,339,286	(247,290)	(329)	1,092,667
Balance (in Shares) at Jun. 30, 2023	[1]	10,714,286
Net income loss for the year				(854,927)		(854,927)
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 6,709,390				6,709,390
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	[1]	2,263,068
Foreign currency translation adjustments					17,858	17,858
Balance at Jun. 30, 2024		$ 6,710,390	$ 1,339,286	$ (1,102,217)	$ 17,529	$ 6,964,988
Balance (in Shares) at Jun. 30, 2024	[1]	12,977,354

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.